Note 8 - Related Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
8.	Related Party Transactions

The Company’s vessel owning companies are parties to management agreements with the Manager whereby the Manager provided technical and commercial vessel management for a fixed daily fee of an average of Euro 685 for 2012, 2013 and 2014, under the Company’s Master Management Agreement (see below). An additional fixed management fee (see below) is paid to the Manager for the provision of various management services. Vessel management fees paid to the Manager amounted to $4,984,098, $4,891,024 and $4,894,559 in 2012, 2013 and 2014, respectively. The fixed management fee paid to the Manager amounted to $1,850,000, $1,900,000 and $2,000,000 in 2012, 2013 and 2014, respectively.

An annual adjustment of the daily management fee due to inflation as provided under the management agreement takes effect January 1 of each year. Laid-up vessels are billed for half of the daily fee for the period they are laid-up. The Company’s Master Management Agreement with the Manager - effective as of January 1, 2011 and with an initial term of five years until January 1, 2016.  The amended and restated Master Management Agreement will automatically be extended after the initial period for an additional five year period unless terminated on or before the 90th day preceding the initial termination date. Pursuant to the Master Management Agreement, each ship owning company has signed – and each future ship owning company when a vessel is acquired will sign - with the Manager a management agreement with the rate and term of these agreements set in the Master Management Agreement effective at such time. The new agreement was further amended and restated as of January 1, 2012 to reflect a 5% discount of the daily vessel management fee for the period during which the number of the Euroseas owned vessels (including vessels in which Euroseas is a part owner) managed by the Manager is greater than 20 (“volume discount”). As of December 31, 2014, there are 15 vessels in the Company’s fleet and 11 vessels in the fleet of the Company’s Euromar LLC joint venture.  Starting January 1, 2012, the management fee was adjusted to 720 Euros per vessel per day in operation and 360 Euros per vessel per day in lay-up before the 5% discount. The fee remained unchanged for the years starting January 1, 2013, January 1, 2014 and January 1, 2015. After the 5% discount, Euroseas pays to the Manager a fee of 685 Euros per vessel per day in operation and 342.5 Euros per vessel per day in lay-up, as the number of vessels wholly or partly owned by Euroseas and managed by the Manager has been in excess of 20. These fees are recorded under “Related party management fees” in the “Consolidated statements of operations”.

In addition to the vessel management services, the Manager provides management services for the Company’s needs as a public company. In 2012, compensation for such services to the Company as a public company was $1,850,000. This fee was adjusted and agreed at $1,900,000 for 2013 and at $2,000,000 for 2014; the fee was agreed to remain at $2,000,000 for 2015. These amounts are recorded in “Other general and administrative expenses” in the “Consolidated statements of operations.”

Amounts due to or from related company represent net disbursements and collections made on behalf of the vessel-owning companies by the Management Company during the normal course of operations for which a right of off-set exists.  As of December 31, 2013, the amount due to related company was $903,478. As of December 31, 2014, the amount due to related company was $1,145,808. Based on the Master Management Agreement between Euroseas Ltd. and Euroseas’ ship owning subsidiaries and the Manager an estimate of the quarter’s operating expenses, expected dry-dock expenses, vessel management fee and fee for management executive services are to be advanced in the beginning of the quarter to the Manager.

The Company uses brokers for various services, as is industry practice.  Eurochart S.A., an affiliated company controlled by certain members of the Pittas family, provides vessel sale and purchase services, and chartering services to the Company whereby the Company pays commission of 1% of the vessel sales price and 1.25% of charter revenues.  A commission of 1% of the purchase price is also paid to Eurochart S.A. by the seller of the vessel for the acquisitions the Company makes. Commission expenses for vessel sales and purchases for the year ended December 31, 2013 of $76,183 were recorded for the sale of M/V “Anking” and M/V “Irini” and $59,000 for the purchase of M/V “Joanna.” This commission expense was paid to Eurochart S.A. in 2013. Commission expenses for vessel purchases for the year ended December 31, 2014 of $204,500 were recorded for the acquisition of M/V “Eirini P.” This commission expense was paid to Eurochart S.A. in 2014. Eurochart S.A. also received 1% commission for vessel acquisitions from the sellers of the vessels that the Company acquired. Commissions to Eurochart S.A. for chartering services were $641,104, $474,466 and $517,828 in 2012, 2013 and 2014, respectively.

Certain members of the Pittas family, together with another unrelated ship management company, have formed a joint venture with the insurance broker Sentinel Maritime Services Inc. (“Sentinel”); and with a crewing agent Technomar Crew Management Services Corp (“Technomar”). Technomar is a company owned by certain members of the Pittas family, together with two other unrelated ship management companies. Sentinel is paid a commission on premium not exceeding 5%; Technomar is paid a fee of about $50 per crew member per month. Total fees charged by Sentinel and Technomar were $130,699 and $217,141 in 2012, $128,742 and $270,923 in 2013 and $131,448 and $215,915 in 2014, respectively.  These amounts are recorded in “Vessel operating expenses” in the “Consolidated statements of operations.”